Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Discretionary Portfolio
November 30, 2023
CPR-NPRT3-0124
1.810692.119
Common Stocks - 99.6%
	Shares	Value ($)
Automobile Components - 3.5%
Automotive Parts & Equipment - 3.5%
Adient PLC (a)	93,520	3,011,344
Aptiv PLC (a)	131,200	10,868,608
Magna International, Inc. Class A (b)	59,700	3,218,427
		17,098,379
Automobiles - 13.5%
Automobile Manufacturers - 13.5%
General Motors Co.	66,600	2,104,560
Tesla, Inc. (a)	261,501	62,781,160
		64,885,720
Broadline Retail - 24.6%
Broadline Retail - 24.6%
Amazon.com, Inc. (a)	790,865	115,537,468
Ollie's Bargain Outlet Holdings, Inc. (a)	35,282	2,585,112
		118,122,580
Building Products - 0.7%
Building Products - 0.7%
The AZEK Co., Inc. (a)	92,996	3,207,432
Commercial Services & Supplies - 0.1%
Diversified Support Services - 0.1%
Vestis Corp.	33,027	604,724
Consumer Staples Distribution & Retail - 2.3%
Consumer Staples Merchandise Retail - 1.3%
Dollar Tree, Inc. (a)	49,030	6,059,618
Food Distributors - 1.0%
Performance Food Group Co. (a)	76,848	4,998,962
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		11,058,580
Hotels, Restaurants & Leisure - 18.2%
Casinos & Gaming - 2.5%
Caesars Entertainment, Inc. (a)	56,078	2,507,808
Churchill Downs, Inc.	35,312	4,088,070
Penn Entertainment, Inc. (a)	100,894	2,477,957
Red Rock Resorts, Inc.	65,300	2,907,809
		11,981,644
Hotels, Resorts & Cruise Lines - 7.6%
Booking Holdings, Inc. (a)	3,427	10,711,774
Hilton Worldwide Holdings, Inc.	83,261	13,947,883
Marriott International, Inc. Class A	40,619	8,233,471
Royal Caribbean Cruises Ltd. (a)	34,550	3,712,743
		36,605,871
Restaurants - 8.1%
ARAMARK Holdings Corp.	66,054	1,850,173
Brinker International, Inc. (a)	29,130	1,048,971
Chipotle Mexican Grill, Inc. (a)	3,200	7,047,200
Domino's Pizza, Inc.	22,004	8,645,152
Dutch Bros, Inc. (a)	27,671	739,646
McDonald's Corp.	46,195	13,019,599
Starbucks Corp.	64,910	6,445,563
		38,796,304
TOTAL HOTELS, RESTAURANTS & LEISURE		87,383,819
Household Durables - 3.6%
Home Furnishings - 1.6%
Tempur Sealy International, Inc.	194,197	7,830,023
Homebuilding - 2.0%
KB Home	72,180	3,760,578
PulteGroup, Inc.	62,790	5,551,892
		9,312,470
TOTAL HOUSEHOLD DURABLES		17,142,493
Specialty Retail - 22.3%
Apparel Retail - 5.7%
Aritzia, Inc. (a)	175,300	3,400,196
Burlington Stores, Inc. (a)	26,387	4,474,971
TJX Companies, Inc.	218,857	19,283,490
		27,158,657
Automotive Retail - 0.8%
O'Reilly Automotive, Inc. (a)	4,020	3,949,168
Home Improvement Retail - 10.4%
Floor & Decor Holdings, Inc. Class A (a)(b)	83,217	7,631,831
Lowe's Companies, Inc.	102,751	20,429,981
The Home Depot, Inc.	70,321	22,044,930
		50,106,742
Homefurnishing Retail - 1.2%
Wayfair LLC Class A (a)	13,278	740,912
Williams-Sonoma, Inc. (b)	27,970	5,245,494
		5,986,406
Other Specialty Retail - 4.2%
Academy Sports & Outdoors, Inc.	77,700	3,952,599
Bath & Body Works, Inc.	39,688	1,294,623
Dick's Sporting Goods, Inc.	85,027	11,062,013
Five Below, Inc. (a)	13,100	2,468,826
Sally Beauty Holdings, Inc. (a)	125,100	1,209,717
		19,987,778
TOTAL SPECIALTY RETAIL		107,188,751
Textiles, Apparel & Luxury Goods - 10.8%
Apparel, Accessories & Luxury Goods - 5.1%
Levi Strauss & Co. Class A (b)	84,400	1,307,356
lululemon athletica, Inc. (a)	20,630	9,217,484
LVMH Moet Hennessy Louis Vuitton SE	2,333	1,784,486
PVH Corp.	59,808	5,848,026
Tapestry, Inc.	163,178	5,167,847
VF Corp. (b)	66,200	1,107,526
		24,432,725
Footwear - 5.7%
Deckers Outdoor Corp. (a)	13,727	9,114,316
NIKE, Inc. Class B	138,952	15,322,237
On Holding AG (a)	30,193	875,899
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	23,200	1,366,712
Wolverine World Wide, Inc.	127,490	1,092,589
		27,771,753
TOTAL TEXTILES, APPAREL & LUXURY GOODS		52,204,478
TOTAL COMMON STOCKS (Cost $293,191,246)		478,896,956

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	2,927,141	2,927,727
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	11,193,395	11,194,514
TOTAL MONEY MARKET FUNDS (Cost $14,122,241)		14,122,241

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $307,313,487)	493,019,197
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(12,134,500)
NET ASSETS - 100.0%	480,884,697

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	1,290,832	58,109,647	56,472,752	72,068	-	-	2,927,727	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	16,277,814	121,092,581	126,175,881	47,927	-	-	11,194,514	0.0%
Total	17,568,646	179,202,228	182,648,633	119,995	-	-	14,122,241

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.